Decommissioning Liabilities (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation Disclosure [Line Items]
Estimated reclamation discount rate	1.80%	1.20%
Closure cost obligations discount rate	10.50%	10.50%
Provision for decommissioning, restoration and rehabilitation costs	$ 114.9
Reclamation expenses	$ 1.2	$ 3.5
Bottom of range [member]
Asset Retirement Obligation Disclosure [Line Items]
Inflation rate	1.90%	1.50%
Top of range [member]
Asset Retirement Obligation Disclosure [Line Items]
Inflation rate	9.50%	9.50%
Provision for decommissioning, restoration and rehabilitation costs [member]
Asset Retirement Obligation Disclosure [Line Items]
Asset retirement obligation, undiscounted value		$ 76.6
Reclamation expenses	$ 1.2